Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle
Payment to Participant, Increase from Allocation to Withdrawing Participant, Not yet Paid	$ 0	$ 0
Excess Contribution Due to Participants	0	0
Rollover Contributions Reclassified on Financial Statement	$ 9,274,563	$ 7,675,947